Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information
19.	Segment Information:

In late 2022, the Company acquired two containerships. As a result of the different characteristics of such containerships in relation to the Company’s other operating segments, the Company determined that, with effect from the fourth quarter of 2022, it operated in two reportable segments: (i) the dry bulk segment and (ii)  the containership segment, each on a continued operations basis. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. In addition, the transport of dry cargo commodities, which are carried by dry bulk vessels, has different characteristics to the transport of containerized products, which are carried by containerships. Furthermore, the nature of trade, as well as the trading routes, charterers and cargo handling, is different in the containership segment and the dry-bulk segment.

The table below presents information about the Company’s reportable segments as of and for the years ended December 31, 2021, 2022, and 2023. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31,	Year ended December 31,			Year ended December 31,
	2021	2022			2023
	Dry bulk segment	Dry bulk segment	Container ship segment	Total	Dry bulk segment	Container ship segment	Total
- Time charter revenues	$102,785,442	$148,930,997	$1,285,133	$150,216,130	$82,996,018	$14,519,493	$97,515,511
Total vessel revenues	$102,785,442	$148,930,997	$1,285,133	$150,216,130	$82,996,018	$14,519,493	$97,515,511
Voyage expenses (including charges from related party)	(1,891,265)	(3,649,944)	(71,333)	(3,721,277)	(4,425,879)	(626,349)	(5,052,228)
Vessel operating expenses	(26,841,600)	(40,697,898)	(561,656)	(41,259,554)	(36,876,772)	(5,036,856)	(41,913,628)
Management fees to related parties	(4,890,900)	(6,481,000)	(81,400)	(6,562,400)	(6,469,699)	(697,698)	(7,167,397)
Depreciation and amortization	(10,528,711)	(18,039,966)	(495,271)	(18,535,237)	(16,689,989)	(5,386,842)	(22,076,831)
Provision for doubtful accounts	(2,483)	—	—	—	—	—	—
Net gain on sale of vessels	—	—	—	—	6,383,858	—	6,383,858
Segments operating income/(loss)	$58,630,483	$80,062,189	$75,473	$80,137,662	$24,917,537	$2,771,748	$27,689,285
Interest and finance costs	(2,125,307)			(7,642,577)			(10,883,521)
Interest income	11,000			1,282,756			2,631,798
Foreign exchange (losses)/gains	15,999			105,314			(84,127)
Less: Unallocated corporate general and administrative expenses	(3,266,310)			(7,043,937)			(5,681,371)
Less: Corporate Interest and finance costs	(223,680)			(38,905)			(376,122)
Less: Corporate Interest income	63,472			72,735			578,088
Less: Corporate exchange (losses)/ gains	(2,709)			4,568			(8,618)
Dividend income on equity securities	—			24,528			1,312,222
Dividend income from related party	—			—			1,166,667
Gains on equity securities	—			27,450			5,136,649
Net income and comprehensive income from continuing operations, before taxes	$53,102,948			$66,929,594			$21,480,950
Net (loss) / income and Comprehensive (loss) / income from discontinued operations, before taxes	(335,122)			52,979,946			17,513,269
Net income and Comprehensive income, before taxes	52,767,826			119,909,540			38,994,219

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2022 and 2023, is as follows:

	As of December 31, 2022	As of December 31, 2023
Dry bulk segment	$339,780,007	$259,759,770
Containership segment	52,872,276	46,202,603
Cash and cash equivalents (1)	82,336,438	103,822,505
Prepaid expenses and other assets (1)	680,745	195,257,101
Total assets from continuing operations	$475,669,466	$605,041,979
Total assets from discontinued operations	$157,479,104	$—
Total consolidated assets	$633,148,570	$605,041,979

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.